Risk Management - Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Funds managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 168,466	¥ 158,182
Unconsolidated structured entities, carrying amount of assets		9,860	8,232
Unconsolidated structured entities, maximum exposure		¥ 9,860	¥ 8,232
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Funds managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 97,988	¥ 99,649
Unconsolidated structured entities, maximum exposure		¥ 97,988	¥ 99,649
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 1,994	¥ 2,096
Unconsolidated structured entities, carrying amount of assets		1,296	1,298
Unconsolidated structured entities, maximum exposure		¥ 1,296	¥ 1,298
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 62,702	¥ 63,229
Unconsolidated structured entities, maximum exposure		¥ 62,702	¥ 63,229
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Debt investment schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 39,817	¥ 18,275
Unconsolidated structured entities, carrying amount of assets		15,770	9,172
Unconsolidated structured entities, maximum exposure		¥ 15,770	¥ 9,172
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Debt investment schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 51,172	¥ 27,747
Unconsolidated structured entities, maximum exposure		¥ 51,172	¥ 27,747
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Others managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size	[1]	¥ 28,368	¥ 290,937
Unconsolidated structured entities, carrying amount of assets	[1]	14,150	12,681
Unconsolidated structured entities, maximum exposure	[1]	¥ 14,150	¥ 12,681
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income and service fee	Investment income and service fee
Others managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets	[1]	¥ 107,372	¥ 75,551
Unconsolidated structured entities, maximum exposure	[1]	¥ 107,372	¥ 75,551
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income	Investment income

[1]	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.